Cover Page Cover Page	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	HOWARD HUGHES HOLDINGS INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41779
Entity Tax Identification Number	93-1869991
Entity Address, Address Line One	9950 Woodloch Forest Drive, Suite 1100
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77381
City Area Code	(281)
Local Phone Number	719-6100
Title of 12(b) Security	Common stock $0.01 par value per share
Trading Symbol	HHH
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001981792
Amendment Flag	false